CONCENTRATION (Schedule of Major Supplier Concentrations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Purchases from suppliers	$ 111,611,457	$ 96,588,172	$ 92,298,319
Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Purchases from suppliers	80,523,511	63,154,427	91,219,822
Concentration risk percentage	89.00%	93.00%	89.00%
Supplier Concentration Risk [Member] | Customer X [Member]
Concentration Risk [Line Items]
Purchases from suppliers	39,484,102	11,261,250	50,156,639
Concentration risk percentage	44.00%	17.00%	49.00%
Supplier Concentration Risk [Member] | Customer Y [Member]
Concentration Risk [Line Items]
Purchases from suppliers		15,225,509	25,665,687
Concentration risk percentage		22.00%	25.00%
Supplier Concentration Risk [Member] | Customer Z [Member]
Concentration Risk [Line Items]
Purchases from suppliers	30,028,975	27,622,232	15,397,496
Concentration risk percentage	33.00%	41.00%	15.00%
Supplier Concentration Risk [Member] | Customer U [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 11,010,434	$ 9,045,436
Concentration risk percentage	12.00%	13.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage